Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Oct. 31, 2025
Office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of the assets	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of the assets	5 years
Machinery and equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of the assets	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of the assets	10 years
Electronic equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of the assets	3 years
Motor Vehicle [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of the assets	4 years
Leasehold improvement [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of the assets	1 year
Leasehold improvement [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of the assets	3 years